Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Apr. 17, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 08, 2022
Subsequent Event [Line Items]
Common stock, par value			$ 1	$ 1
Alphatime Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001
Subsequent Event [Member] | Alphatime Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.00001
Minimum value of listed securities	$ 50